FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Assets [Abstract]
Investments held in Trust Account		$ 299,989,462
Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	$ 15,000,000	11,100,000
Level 1 [Member] | Money Market Fund [Member]
Assets [Abstract]
Investments held in Trust Account	300,110,102	299,989,462
Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	0	11,100,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	$ 8,000,000	$ 6,026,666